Document and Entity Information	May 17, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001662774
Document Type	8-K/A
Document Period End Date	May 17, 2026
Entity Registrant Name	QUINCE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 273
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No 1 to the Current Report on Form 8-K (the “Original Filing”) that was originally filed with the Securities and Exchange Commission on May 18, 2026 is being filed solely to replace the press release included as Exhibit 99.2 to the Original Filing, to update the table under the heading “LAM-001 Phase 2a PH Efficacy” to replace 35.3% and 28.1% with -35.3% and -28.1%, respectively. No other changes have been made to the Original Filing.